FINANCE EXPENSE - NET	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
FINANCE EXPENSE - NET	FINANCE EXPENSE – NET

	2022	2021
Finance expense:
Long-term debt (other than lease liabilities)	$104.1	$100.2
Lease liabilities	16.0	21.4
Royalty obligations	11.9	9.8
Employee benefits obligations (Note 20)	5.3	6.5
Other	13.2	13.7
Borrowing costs capitalized	(7.1)	(2.9)
Finance expense	$143.4	148.7
Finance income:
Loans and investment in finance leases	$(9.1)	$(10.6)
Other	(3.7)	(2.5)
Finance income	$(12.8)	$(13.1)
Finance expense – net	$130.6	$135.6